Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized loss (gain) on cash flow hedges	$ 216	$ (373)	$ (208)
Remeasurements of the net defined benefit liability	(130)	(192)	152
Total income tax recognized in OCI	86	(565)	(56)
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	(212)	(481)	(128)
Comprehensive income to be reclassified to profit or loss in subsequent periods	(212)	(481)	(128)
Re-measurements of the net defined benefit liability	(378)	(240)	(56)
Balance of income tax in AOCI	$ (590)	$ (721)	$ (184)